PORTFOLIO OF INVESTMENTS – as of June 30, 2023 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.1% of Net Assets
	Aerospace & Defense – 6.4%
11,195	Axon Enterprise, Inc.(a)	$2,184,369
15,662	HEICO Corp.	2,771,234
39,819	Hexcel Corp.	3,027,040
32,220	Parsons Corp.(a)	1,551,071

		9,533,714

	Automobile Components – 1.2%
59,499	Gentex Corp.	1,740,941

	Banks – 0.8%
28,927	Axos Financial, Inc.(a)	1,140,881

	Biotechnology – 7.6%
21,909	Exact Sciences Corp.(a)	2,057,255
38,208	Natera, Inc.(a)	1,859,201
14,463	Neurocrine Biosciences, Inc.(a)	1,363,861
25,632	PTC Therapeutics, Inc.(a)	1,042,453
136,147	Roivant Sciences Ltd.(a)	1,372,362
9,330	United Therapeutics Corp.(a)	2,059,598
59,877	Xencor, Inc.(a)	1,495,129

		11,249,859

	Broadline Retail – 0.6%
41,185	Savers Value Village, Inc.(a)	976,084

	Building Products – 1.2%
59,181	AZEK Co., Inc.(a)	1,792,592

	Capital Markets – 1.8%
22,477	Hamilton Lane, Inc., Class A	1,797,710
37,253	StepStone Group, Inc., Class A	924,247

		2,721,957

	Commercial Services & Supplies – 2.5%
37,006	Driven Brands Holdings, Inc.(a)	1,001,383
16,372	Tetra Tech, Inc.	2,680,751

		3,682,134

	Communications Equipment – 1.4%
48,557	Ciena Corp.(a)	2,063,187

	Construction & Engineering – 3.8%
16,396	MasTec, Inc.(a)	1,934,236
6,597	Valmont Industries, Inc.	1,920,057
36,920	WillScot Mobile Mini Holdings Corp.(a)	1,764,407

		5,618,700

	Consumer Staples Distribution & Retail – 3.4%
27,948	BJ’s Wholesale Club Holdings, Inc.(a)	1,761,003
7,075	Casey’s General Stores, Inc.	1,725,451

Shares	Description	Value (†)
Common Stocks – continued
	Consumer Staples Distribution & Retail – continued
26,021	Performance Food Group Co.(a)	$1,567,505

		5,053,959

	Distributors – 0.8%
3,028	Pool Corp.	1,134,410

	Electronic Equipment, Instruments & Components – 5.5%
21,654	Advanced Energy Industries, Inc.	2,413,338
25,850	Coherent Corp.(a)	1,317,833
8,341	IPG Photonics Corp.(a)	1,132,875
47,997	Napco Security Technologies, Inc.	1,663,096
32,448	Trimble, Inc.(a)	1,717,797

		8,244,939

	Energy Equipment & Services – 2.8%
88,123	ChampionX Corp.	2,735,338
92,490	NOV, Inc.	1,483,540

		4,218,878

	Financial Services – 1.4%
11,502	WEX, Inc.(a)	2,094,169

	Food Products – 1.2%
50,061	Simply Good Foods Co.(a)	1,831,732

	Health Care Equipment & Supplies – 7.2%
28,414	Axonics, Inc.(a)	1,434,055
22,082	CONMED Corp.	3,000,723
43,546	Envista Holdings Corp.(a)	1,473,597
6,516	Insulet Corp.(a)	1,878,823
18,198	LivaNova PLC(a)	935,923
109,366	Paragon 28, Inc.(a)	1,940,153

		10,663,274

	Health Care Providers & Services – 2.6%
20,027	Acadia Healthcare Co., Inc.(a)	1,594,950
17,559	HealthEquity, Inc.(a)	1,108,675
42,694	Privia Health Group, Inc.(a)	1,114,741

		3,818,366

	Health Care Technology – 1.0%
47,257	Evolent Health, Inc., Class A(a)	1,431,887

	Hotels, Restaurants & Leisure – 6.3%
21,456	Churchill Downs, Inc.	2,986,031
29,319	Light & Wonder, Inc.(a)	2,015,974
20,738	Planet Fitness, Inc., Class A(a)	1,398,571
26,228	Texas Roadhouse, Inc.	2,944,880

		9,345,456

	Insurance – 2.9%
8,046	Kinsale Capital Group, Inc.	3,010,813

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
9,088	Reinsurance Group of America, Inc.	$1,260,415

		4,271,228

	Leisure Products – 0.8%
57,458	Topgolf Callaway Brands Corp.(a)	1,140,541

	Machinery – 2.9%
20,403	Ingersoll Rand, Inc.	1,333,540
10,432	Middleby Corp.(a)	1,542,163
6,802	RBC Bearings, Inc.(a)	1,479,231

		4,354,934

	Metals & Mining – 1.5%
49,675	ATI, Inc.(a)	2,197,125

	Oil, Gas & Consumable Fuels – 3.2%
9,582	Chord Energy Corp.	1,473,712
83,275	Magnolia Oil & Gas Corp., Class A	1,740,447
30,325	Matador Resources Co.	1,586,604

		4,800,763

	Pharmaceuticals – 0.7%
34,072	Ventyx Biosciences, Inc.(a)	1,117,562

	Professional Services – 4.3%
10,231	FTI Consulting, Inc.(a)	1,945,936
44,695	KBR, Inc.	2,907,857
8,407	Paylocity Holding Corp.(a)	1,551,344

		6,405,137

	Semiconductors & Semiconductor Equipment – 6.5%
29,437	Allegro MicroSystems, Inc.(a)	1,328,786
3,439	Monolithic Power Systems, Inc.	1,857,851
18,870	Nova Ltd.(a)	2,213,451
24,852	Power Integrations, Inc.	2,352,739
12,275	Silicon Laboratories, Inc.(a)	1,936,258

		9,689,085

	Software – 6.4%
76,924	Box, Inc., Class A(a)	2,260,027
11,715	CyberArk Software Ltd.(a)	1,831,406
57,744	PagerDuty, Inc.(a)	1,298,085
5,421	Tyler Technologies, Inc.(a)	2,257,684
18,405	Workiva, Inc.(a)	1,871,052

		9,518,254

	Specialty Retail – 1.9%
14,184	Five Below, Inc.(a)	2,787,723

	Technology Hardware, Storage & Peripherals – 2.0%
79,599	Pure Storage, Inc., Class A(a)	2,930,835

Shares	Description	Value (†)
Common Stocks – continued
	Textiles, Apparel & Luxury Goods – 4.0%
17,655	Columbia Sportswear Co.	$1,363,672
5,434	Deckers Outdoor Corp.(a)	2,867,305
32,106	Skechers USA, Inc., Class A(a)	1,690,702

		5,921,679

	Trading Companies & Distributors – 1.5%
13,163	SiteOne Landscape Supply, Inc.(a)	2,202,960

	Total Common Stocks (Identified Cost $138,461,924)	145,694,945

Principal Amount
Short-Term Investments – 2.5%
$3,665,695	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $3,666,397 on 7/03/2023 collateralized by $3,970,800 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $3,739,079 including accrued interest(b) (Identified Cost $3,665,695)	3,665,695

	Total Investments – 100.6% (Identified Cost $142,127,619)	149,360,640
	Other assets less liabilities – (0.6)%	(903,705)

	Net Assets – 100.0%	$148,456,935

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$145,694,945	$—	$—	$145,694,945
Short-Term Investments	—	3,665,695	—	3,665,695

Total	$145,694,945	$3,665,695	$—	$149,360,640

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2023 (Unaudited)

Biotechnology	7.6%
Health Care Equipment & Supplies	7.2
Semiconductors & Semiconductor Equipment	6.5
Aerospace & Defense	6.4
Software	6.4
Hotels, Restaurants & Leisure	6.3
Electronic Equipment, Instruments & Components	5.5
Professional Services	4.3
Textiles, Apparel & Luxury Goods	4.0
Construction & Engineering	3.8
Consumer Staples Distribution & Retail	3.4
Oil, Gas & Consumable Fuels	3.2
Machinery	2.9
Insurance	2.9
Energy Equipment & Services	2.8
Health Care Providers & Services	2.6
Commercial Services & Supplies	2.5
Technology Hardware, Storage & Peripherals	2.0
Other Investments, less than 2% each	17.8
Short-Term Investments	2.5

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%